Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12:- TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies was generally subject to corporate tax at the rate of was 24% in 2017 and 23% in 2018 and 2019. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise or Preferred Technological Enterprise (as discussed below) may be considerably lower.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Israeli parliament enacted a reform to the Investment Law, effective January 2011 (which was amended in August 2013). According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the gross domestic product. Benefits granted to a Preferred Enterprise include reduced tax rates. As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all other Areas other than Area A (which was 9% from 2016 onward).

As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from "Preferred Income" that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

New Amendment- Preferred Technology Enterprise ("PTE"):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2017 Amendment") was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017

Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports.

The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company's geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain "Benefited Intangible Assets" to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017, and the sale received prior approval from the IIA. A Special PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 500 million will be eligible for these benefits for at least ten years, subject to certain approvals as specified in the Investment Law.

Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

Starting 2017, part of the Company's taxable income in Israel is entitled to a preferred 12% tax rate under Amendment 73 to the Investment Law.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, some of the Company's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31 of each year.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Deferred income taxes were provided in relation to undistributed earnings of non-Israeli subsidiaries, which the Company intends to distribute in the near future.

The Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which earnings arose, in the vast majority of its subsidiaries. If the earnings, for which deferred taxes were not provided, were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2019 was $25,505 and the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that were essentially permanent in duration as of December 31, 2019 was $845.

c.	Tax Reform - United States of America:

The U.S. Tax Cuts and Jobs Act of 2017 ("TCJA") was approved by US Congress on December 20, 2017 and signed into law by US President Donald J. Trump on December 22, 2017. This legislation makes complex and significant changes to the U.S. Internal Revenue Code. Such changes include a reduction in the corporate tax rate and limitations on certain corporate deductions and credits, among other changes.

The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018. In addition, the TCJA makes certain changes to the depreciation rules and implements new limits on the deductibility of certain expenses and deduction.

The Company's subsidiaries in the United States do not have any foreign subsidiaries and, therefore, the international tax provisions of the Act have no material impact on the Company's results of operations.

The Company re-measured its U.S. deferred tax assets and liabilities, based on the rates at which they are expected to reverse in the future. The tax benefit recorded related to the re-measurement of the net deferred taxes was $3.8 million for the year ended December 31, 2017.

d.	Net operating losses carry forward:

As of December 31, 2019, certain subsidiaries had tax loss carry-forwards totaling approximately $28,842. Most of these carry-forward tax losses have no expiration date.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019

Deferred tax assets:
Net operating losses carry forward	$7,262	$7,792
Research and development	1,473	2,312
Lease liability	-	10,161
Reserves and allowances	2,954	7,140
Other	724	1,011

Deferred tax assets before valuation allowance	12,413	28,416
Valuation allowance	(7,001)	(6,797)

Deferred tax assets	5,412	21,619

Deferred tax liabilities:
Capitalized software development costs	(3,211)	(4,011)
Lease right-of-use asset	-	(10,161)
Acquired intangibles	(10,000)	(8,107)
Property and equipment	(270)	(415)
Undistributed earnings	(437)	(921)
Other	(210)	(278)

Deferred tax liabilities	(14,128)	(23,893)

Deferred tax liabilities, net	$(8,716)	$(2,274)

	December 31,
	2018	2019

Deferred tax assets, net	$2,965	$2,808
Deferred tax liabilities, net	(11,681)	(5,082)

Deferred tax liabilities, net	$(8,716)	$(2,274)

Deferred tax assets, net are included in other long-term assets. Deferred tax liabilities, net are included in other long-term liabilities.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from operating losses carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

f.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Domestic (Israel)	$(3,849)	$17,149	$34,303
Foreign	1,841	1,882	798

	$(2,008)	$19,031	$35,101

g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2017	2018	2019

Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$(2,008)	$19,031	$35,101

Statutory tax rate in Israel	24%	23%	23%

Theoretical taxes on income (tax benefit)	$(482)	$4,377	$8,073

Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	(67)	315	231
Effect of benefited tax rates	(252)	(1,233)	(2,557)
Effect of the TCJA	(3,795)	-	-
Carry forward tax losses for which valuation allowance was provided (utilized)	897	(1,067)	783
Non-deductible expenses	892	1,276	549
Increase in uncertain tax positions	240	1,653	1,889
Others	3	(290)	(358)

Taxes on income (tax benefit), as reported in the statements of income	$(2,564)	$5,031	$8,610

h.	Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2017	2018	2019

Current	$2,459	$6,839	$14,733
Deferred	(5,023)	(1,808)	(6,123)

	$(2,564)	$5,031	$8,610

	Year ended December 31,
	2017	2018	2019

Domestic (Israel)	$(314)	$4,081	$3,639
Foreign	(2,250)	950	4,971

	$(2,564)	$5,031	$8,610

i.	Uncertain tax benefits:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2018	2019

Balance at the beginning of the year	$2,293	$3,946
Increase in tax positions	1,851	1,999
Decrease in tax positions	(198)	(110)

Balance at the end of the year	$3,946	$5,835

As of December 31, 2018, and 2019, accrued interest related to unrecognized tax benefits amounted to $783 and $1,039, respectively.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net income in the period in which such determination is made.

Tax assessments filed by part of the Company's Israeli subsidiaries through the year ended December 31, 2013 are considered to be final.

The Company is currently under audit in several jurisdictions for the tax years 2014 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of December 31, 2019, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.